United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4314

(Investment Company Act File Number)

Intermediate Municipal Trust
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  05/31/11

Date of Reporting Period:  Quarter ended 08/31/10

Item 1.                      Schedule of Investments

Federated Intermediate Municipal Trust

Portfolio of Investments

August 31, 2010 (unaudited)

Principal Amount		Value
	MUNICIPAL BONDS – 98.6%
	Alabama – 2.5%
$3,080,000	Mobile County, AL, UT GO Refunding Warrants, 5.25% (Assured Guaranty Municipal Corp. INS), 8/1/2017	3,554,289
	Arizona – 7.2%
2,000,000	Arizona Transportation Board, Transportation Excise Tax Revenue Bonds (Series 2009), 5.00% (Maricopa County, AZ Regional Area Road Fund), 7/1/2017	2,406,880
1,000,000	Mesa, AZ Street and Highway, Revenue Bonds, 6.25% (National Public Finance Guarantee Corporation INS), 7/1/2012	1,100,140
1,375,000	Pima County, AZ IDA, PCRBs (Series 2009A), 4.95% (Tucson Electric Power Co.), 10/1/2020	1,455,534
870,000	Pima County, AZ IDA, Revenue Bonds (Series A), 5.125% (American Charter School Foundation)/(Original Issue Yield: 5.20%), 7/1/2015	890,297
2,000,000	Tempe, AZ IDA, Excise Tax Revenue Bonds, 5.25% (AMBAC Assurance Corporation INS), 7/1/2017	2,296,460
2,000,000	Tucson, AZ Street & Highway, Junior Lien Revenue Bonds (Series 1994-E (2000)), 6.75% (National Public Finance Guarantee Corporation INS), 7/1/2013	2,314,340
	TOTAL	10,463,651
	Arkansas – 1.5%
1,000,000	Independence County, AR, PCR Refunding Bonds (Series 2005), 5.00% (Entergy Arkansas, Inc.), 1/1/2021	1,000,810
1,000,000	University of Arkansas, Revenue Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 3/1/2016	1,172,120
	TOTAL	2,172,930
	California – 5.6%
1,020,000	California State Public Works Board, Department of Corrections and Rehabilitation Lease Revenue Refunding Bonds (2006 Series F: Soledad II), 5.25% (FGIC and National Public Finance Guarantee Corporation INSs), 11/1/2019	1,134,607
1,000,000	La Canada, CA USD, UT GO (Series A), 5.50% (National Public Finance Guarantee Corporation INS), 8/1/2024	1,140,930
2,000,000	San Diego, CA Public Facilities Authority, Senior Sewer Revenue Refunding Bonds (Series 2009B), 5.00%, (San Diego, CA Wastewater System), 5/15/2017	2,379,140
3,000,000	San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), 5.50%, 5/1/2025	3,392,340
	TOTAL	8,047,017
	Colorado – 4.4%
1,000,000	Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2005), 5.00% (Evangelical Lutheran Good Samaritan Society), 6/1/2016	1,077,300
900,000	Denver (City & County), CO, Airport System Revenue Bonds (Series 2009A), 5.00% (Denver, CO City & County Department of Aviation), 11/15/2016	1,048,293
1,355,000	Denver (City & County), CO, Airport System Revenue Bonds (Series 2010A), 5.00% (Denver, CO City & County Department of Aviation), 11/15/2022	1,549,117
1,000,000	Douglas County, CO School District, UT GO Bonds, 5.75% (United States Treasury PRF 12/15/2014@100), 12/15/2021	1,203,070
1,465,000	Summit County, CO School District No. RE1, UT GO Refunding Bonds, 5.75% (Assured Guaranty Municipal Corp. INS), 12/1/2012	1,561,661
	TOTAL	6,439,441
	Connecticut – 3.0%
3,685,000	Connecticut State, GO Bonds (Series 2008A), 5.00%, 4/15/2016	4,398,453
	Florida – 3.1%
1,000,000	Miami-Dade County, FL Aviation, Revenue Bonds (Series 2010B), 5.00%, 10/1/2030	1,035,210
2,135,000	Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.25% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2019	2,294,655
1,010,000	Volusia County, FL School District, COP (Series A), 5.00% (Assured Guaranty Municipal Corp. INS 8/1/2015@100), 8/1/2019	1,100,617
	TOTAL	4,430,482
	Georgia – 3.9%
1,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00%, 11/1/2019	1,216,000
2,000,000	Monroe County, GA Development Authority, PCRBs (First Series 1995), 4.50% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2011	2,042,260
2,000,000	Municipal Electric Authority of Georgia, General Resolution Subordinated Bonds (Series 2008A), 5.25%, 1/1/2018	2,391,520
	TOTAL	5,649,780

Principal Amount		Value
	Illinois – 4.5%
$1,000,000	Illinois Department Central Management Services, COP, 5.50% (National Public Finance Guarantee Corporation INS)/(Original Issue Yield: 5.55%), 7/1/2013	1,003,400
2,000,000	Illinois Finance Authority, Revenue Bonds (Series 2008B), 5.50% (Children's Memorial Hospital), 8/15/2021	2,158,820
1,000,000	Illinois Finance Authority, Revenue Bonds (Series 2008B), 5.50% (Children's Memorial Hospital), 8/15/2023	1,066,640
2,000,000	Illinois State Sales Tax, Sales Tax Revenue Bonds (Junior Obligation Series June 2010), 5.00%, 6/15/2015	2,282,460
	TOTAL	6,511,320
	Indiana – 0.7%
1,000,000	Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series B), 5.00% (Clarian Health Obligated Group), 2/15/2019	1,060,530
	Iowa – 0.7%
1,000,000	Iowa Finance Authority, Health Facilities Development Revenue Refunding Bonds (Series 2006A), 5.25% (Care Initiatives), 7/1/2016	956,820
	Kansas – 1.3%
1,675,000	Geary County, KS USD 475, UT GO School Building Bonds, 5.25% (National Public Finance Guarantee Corporation INS), 9/1/2017	1,852,299
	Louisiana – 1.0%
1,400,000	Louisiana State Citizens Property Insurance Corp., Revenue Bonds (Series 2006B), 5.00% (AMBAC Assurance Corporation INS), 6/1/2018	1,497,160
	Maryland – 3.3%
2,000,000	Maryland State, UT GO Bonds (Second Series 2008), 5.00%, 7/15/2019	2,439,860
2,000,000	Maryland State, UT GO Bonds (Second Series 2008), 5.00%, 7/15/2021	2,385,800
	TOTAL	4,825,660
	Massachusetts – 3.2%
2,000,000	Commonwealth of Massachusetts, UT GO Bonds (Series 2010B), 5.00%, 6/1/2017	2,416,600
2,000,000	Massachusetts HEFA, Revenue Bonds (Series 2010A), 5.00% (Northeastern University), 10/1/2023	2,233,160
	TOTAL	4,649,760
	Michigan – 5.1%
1,500,000	Detroit, MI Water Supply System, Revenue Bonds (Series A), 5.00% (Assured Guaranty Municipal Corp. INS), 7/1/2016	1,657,695
2,000,000	Detroit, MI, Refunding UT GO Bonds (Series 2008-B), 5.00% (Assured Guaranty Corp. INS), 4/1/2018	2,143,160
1,500,000	Michigan State Building Authority, Revenue Refunding Bonds (Series I), 5.00% TOBs, Mandatory Tender (AMBAC Assurance Corporation INS), 10/15/2011	1,563,540
2,000,000	Michigan State Strategic Fund, Revenue Refunding PCRBs (Series C), 5.45% (Detroit Edison Co.), 9/1/2029	2,015,260
	TOTAL	7,379,655
	Nebraska – 1.1%
1,365,000	Omaha, NE, UT GO Bonds (Series 2000A), 6.50% (Escrowed In Treasuries COL), 12/1/2013	1,622,630
	Nevada – 0.8%
1,100,000	Clark County, NV, IDRB (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	1,155,902
	New Jersey – 6.0%
1,000,000	New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2018	1,161,920
2,000,000	New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds (Series 2006A), 5.25%, 12/15/2020	2,375,080
2,500,000	New Jersey Turnpike Authority, Revenue Bonds (Series 2009H), 5.00%, 1/1/2020	2,908,200
1,925,000	New Jersey Turnpike Authority, Revenue Bonds (Series A), 6.00% (Escrowed In Treasuries COL), 1/1/2013	2,171,246
	TOTAL	8,616,446
	New Mexico – 3.4%
3,075,000	Albuquerque Bernalillo County, NM Water Utility Authority, Joint Water & Sewer System Improvement Revenue Bonds (Series 2009A-1), 5.50%, 7/1/2023	3,758,326
1,000,000	University of New Mexico, Revenue Bonds (Series A), 5.00% (Assured Guaranty Municipal Corp. INS), 6/1/2021	1,141,550
	TOTAL	4,899,876
	New York – 2.4%
2,000,000	New York State Dormitory Authority, Revenue Bonds (Series 2009C), 5.00% (School District Financing Program)/(Assured Guaranty Corp. INS), 10/1/2022	2,306,480
1,000,000	New York State HFA State Personal Income Tax Revenue, Revenue Bonds (Series A), 5.00%, 9/15/2023	1,127,970
	TOTAL	3,434,450

Principal Amount		Value
	North Carolina – 3.2%
$1,000,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003A), 5.50%, 1/1/2012	1,057,650
1,000,000	North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, 6.00% (AMBAC Assurance Corporation INS), 1/1/2018	1,218,920
2,000,000	North Carolina State, Public Improvement UT GO Bonds (Series 2005A), 5.00%, 3/1/2020	2,315,320
	TOTAL	4,591,890
	Ohio – 6.1%
1,150,000	American Municipal Power-Ohio, Inc., Revenue Bonds (Series 2008A), 5.00% (American Municipal Power, Prairie State Energy Campus Project), 2/15/2016	1,310,805
2,000,000	Cleveland, OH Waterworks, Water Revenue Bonds (Series 2007P), 5.00%, 1/1/2017	2,372,200
1,000,000	Columbus, OH Sewer System, Revenue Bonds (Series A), 5.00%, 6/1/2023	1,141,430
2,000,000	Ohio Air Quality Development Authority, PCR Refunding Bonds (Series 2009-C), 5.625% (FirstEnergy Solutions Corp.), 6/1/2018	2,265,880
1,555,000	Ohio State Building Authority, State Facilities Refunding Revenue Bonds (Series 2010D), 5.00%, 10/1/2024	1,796,740
	TOTAL	8,887,055
	Oregon – 2.2%
1,775,000	Oregon State Department of Transportation, Revenue Bonds (Series A), 5.25% (United States Treasury PRF 11/15/2014@100), 11/15/2016	2,094,784
1,000,000	Sunrise Water Authority, OR, Revenue Bonds, 5.25% (Assured Guaranty Municipal Corp. INS), 3/1/2024	1,095,460
	TOTAL	3,190,244
	Pennsylvania – 5.8%
1,555,000	Allegheny County, PA HDA, Hospital Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 6/15/2018	1,788,157
1,000,000	Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2020	1,144,620
3,000,000	Pennsylvania HFA, SFM Revenue Bonds (Series 2009-105B), 4.25%, 4/1/2024	3,127,050
1,000,000	Pennsylvania Intergovernmental Coop Authority, Special Tax Revenue Refunding Bonds (Series 2010), 5.00% (Philadelphia Funding Program), 6/15/2018	1,205,900
1,000,000	Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.25%, 1/1/2023	1,131,670
	TOTAL	8,397,397
	Puerto Rico – 1.5%
1,000,000	Commonwealth of Puerto Rico, UT GO (Series A), 5.25%, 7/1/2022	1,050,600
1,000,000	Puerto Rico Public Building Authority, Revenue Bonds (Series I), 5.50% (United States Treasury PRF 7/1/2014@100), 7/1/2023	1,176,240
	TOTAL	2,226,840
	South Carolina – 4.2%
2,000,000	Piedmont Municipal Power Agency, SC, Electric Revenue Refunding Bonds (Series 2009A-3), 5.00%, 1/1/2018	2,304,100
2,000,000	South Carolina Jobs-EDA, Hospital Revenue Bonds (Series 2007A), 5.00% (CareAlliance Health Services)/(Assured Guaranty Municipal Corp. INS), 8/15/2016	2,274,460
1,250,000	South Carolina State Public Service Authority (Santee Cooper), Refunding Revenue Obligations (Series 2009B), 5.00%, 1/1/2024	1,437,050
	TOTAL	6,015,610
	Texas – 6.1%
1,430,000	Harris County, TX Cultural Education Facilities Finance Corp., Revenue Bonds (Series 2008B), 5.25% (Methodist Hospital, Harris County, TX), 12/1/2016	1,657,971
1,500,000	Lower Colorado River Authority, TX, Revenue Refunding Bonds, 5.75%, 5/15/2028	1,626,870
2,000,000	North Central Texas HFDC, Hospital Revenue Refunding Bonds (Series 2002), 5.50% (Children's Medical Center of Dallas)/(AMBAC Assurance Corporation INS), 8/15/2017	2,154,380
1,000,000	North Texas Tollway Authority, Revenue Refunding Bonds (Series A), 6.00%, 1/1/2023	1,140,280
1,000,000	San Antonio, TX Water System, Revenue Refunding Bonds (Series 2002), 5.50% (Assured Guaranty Municipal Corp. INS), 5/15/2016	1,075,840
1,000,000	Spring, TX Independent School District, UT GO Refunding Bonds (Series 2008A), 5.00% (PSFG GTD), 8/15/2016	1,199,820
	TOTAL	8,855,161
	Utah – 1.5%
1,000,000	Intermountain Power Agency, UT, Subordinated Power Supply Revenue Refunding Bonds (Series 2008A), 5.25%, 7/1/2020	1,103,920
1,000,000	Utah County, UT IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	1,036,540
	TOTAL	2,140,460

Principal Amount		Value
	Washington – 1.7%
$2,165,000	Chelan County, WA Public Utility District No. 1, Consolidated System Subordinate Revenue Notes (Series 2008A), 5.00%, 7/1/2013	2,418,565
	Wisconsin – 1.6%
2,000,000	Wisconsin State General Fund Appropriation, Revenue Bonds (Series 2009A), 5.25% (Wisconsin State), 5/1/2020	2,393,380
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $132,199,406)	142,735,153
	SHORT-TERM MUNICIPAL – 0.8%;1
	Ohio – 0.8%
1,150,000	Montgomery County, OH, (Series 1998B) Daily VRDNs (Miami Valley Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.320%, 9/1/2010 (AT AMORTIZED COST)	1,150,000
	TOTAL INVESTMENTS — 99.4% (IDENTIFIED COST $133,349,406)[2]	143,885,153
	OTHER ASSETS AND LIABILITIES - NET — 0.6%[3]	805,561
	TOTAL NET ASSETS — 100%	$144,690,714

At August 31, 2010, the Fund held no securities subject to the federal alternative minimum tax (AMT).

1	Current rate and next reset date shown for Variable Rate Demand Notes.
2	At August 31, 2010, the cost of investments for federal tax purposes was $133,349,406. The net unrealized appreciation from investments was $10,535,747. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,595,032 and net unrealized depreciation from investments for those securities having an excess of cost over value of $59,285.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, municipal mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of August 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

AMBAC	— American Municipal Bond Assurance Corporation
COL	— Collateralized
COP	— Certificate of Participation
EDA	— Economic Development Authority
FGIC	— Financial Guaranty Insurance Company
GO	— General Obligation
GTD	— Guaranteed
HDA	— Hospital Development Authority
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDRB	— Industrial Development Revenue Bond
INS	— Insured
LIQ	— Liquidity Agreement
PCR	— Pollution Control Revenue
PCRBs	— Pollution Control Revenue Bonds
PRF	— Prerefunded
PSFG	— Public School Fund Guarantee
SFM	— Single Family Mortgage
TOBs	— Tender Option Bonds
USD	— Unified School District
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Intermediate Municipal Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	October 20, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2010